Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 11 — ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2022	2021
Salary and welfare payable	$192,832	$425,879
VAT and other taxes payables	396,451	24,974
Interest payable	34,565	1,898
Deferred revenue	57,906	169,087
Other accrued expenses	273,922	186,636
Total	$955,676	$808,474

Failed sale and leaseback

For the years ended December 31, 2022 and 2021, the Company entered into three sale and leaseback agreements for a 2-year lease of four machineries. The lease agreement offers the Company a bargain purchase option to purchase the machineries at the end of lease term for RMB100. The management evaluated the carrying amount of the underlying assets at the end of lease term and their difference between the bargain purchase consideration, and concluded that the Company is reasonably certain to exercise the bargain purchase option. This qualifies the leases as failed sale and leaseback transactions and the Company accounts for leases as financing transactions.

The related current portion financing liabilities as of December 31, 2022 and 2021 of $245,532 and $175,428, respectively, are included in accrued expenses and other payables. The non-current portion of $42,220 and $378,799 as of December 31, 2022 and 2021, respectively, are presented as long-term payables on the accompanying consolidated balance sheets.